SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
		Sep. 30, 2020	Jun. 02, 2020
Business Acquisition [Line Items]
Total consideration - cash		$ 15,000
Other liabilities		6,400
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Cash consideration		16,958
Total consideration - cash		16,958
NESR ordinary share consideration		$ 12,013
NESR ordinary share consideration, shares		2,237,000
Total consideration - equity	[1]	$ 12,013
Total consideration - equity, shares	[1]	2,237,000
Estimated earn-out mechanisms		$ 11,678
Estimated earn-out mechanisms, shares	[2]
Preliminary consideration		$ 40,649
Preliminary consideration, shares		2,237,000
Business Acquisition, Share Price			$ 5.37

[1]	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.
[2]	The quantity of Additional Earn-Out Shares will not be known until the fourth quarter of 2020 when this contingency is resolved. A liability totaling $6.4 million has been recorded in Other liabilities pending the outcome of this contingency. As the Company is contractually obligated to settle this contingency in shares, we believe that presentation as a non-current liability best matches the contingency with the long-term nature of equity financing.